May 6, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Division of Investment Management

RE:	Talcott Resolution Life Insurance Company Separate Account Eleven (“Registrant”)

333-72042 HV-3572 - PremierSolutions State of Connecticut

333-72042 HV-3573 - PremierSolutions Chicago Public Schools

333-72042 HV-3574 - PremierSolutions Standard

333-72042 HV-4899 - PremierSolutions New Jersey Institutions of Higher Education

333-72042 HV-5244 - PremierSolutions Standard (Series II)

333-72042 HV-5776 - PremierSolutions Cornerstone

333-72042 HV-5795 - PremierSolutions Standard (Series A)

333-72042 HV-6779 - PremierSolutions Standard (Series A-II)

333-72042 HV-6775 - PremierSolutions Cornerstone (Series II)

333-72042 HV-7969 - State of Iowa Retirement Investors Club 403(b)

333-145655 HV-3739 - Group Variable Annuity Contracts

333-151805 HV-6776 - Premier Innovations (SM)

333-151805 HV-6777 - Hartford 403(b) Cornerstone Innovations

333-151805 HV-6778 - Premier Innovations (SM) (Series II)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that:

1. The Prospectuses and Statements of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) pursuant to this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2. The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-0172.

Sincerely,

/s/ Mike Knowles
Mike Knowles
Vice President and Assistant General Counsel

Empower Annuity Insurance Company of America and Empower Life & Annuity Insurance Company of New York,

sub-administrator and agent of Talcott Resolution Life Insurance Company

Separate Account Eleven